Investment Securities (Details 3) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
GSE - Mortgage-backed securities
Level 1 valuation	$ 0	$ 0
Level 2 valuation	234,902	240,500
Level 3 valuation	0	0
Estimated fair value	234,902	240,500
U.S. Government sponsored enterprises
Level 1 valuation	0	0
Level 2 valuation	10,515	11,539
Level 3 valuation	0	0
Estimated fair value	10,515	11,539
State and political subdivisions
Level 1 valuation	0	0
Level 2 valuation	105,093	150,203
Level 3 valuation	0	0
Estimated fair value	105,093	150,203
U.S Treasuries [Member]
Level 1 valuation	0	0
Level 2 valuation	10,144	9,814
Level 3 valuation	0	0
Estimated fair value	10,144	9,814
Private label mortgage-backed securities
Level 1 valuation	0	0
Level 2 valuation	31,270	33,338
Level 3 valuation	0	0
Estimated fair value	$ 31,270	$ 33,338